Financial risk management activities - Assets measured at fair value on a recurring basis (Details) $ in Millions	1 Months Ended		6 Months Ended
	Feb. 29, 2020 $ / bbl bbl	Jan. 31, 2020 oz $ / oz	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)
Disclosure of fair value measurement of assets [line items]
Total Assets			$ 7,874	$ 6,863	$ 6,907
Liabilities			4,826	4,187	4,127
Brent crude oil, February 2020 to December 2020
Disclosure of fair value measurement of assets [line items]
Option strike price | $ / bbl	45
Average option strike price | $ / bbl	65
Derivative commodity contract, oil | bbl	342,000
Brent crude oil, March 2020 to December 2020
Disclosure of fair value measurement of assets [line items]
Option strike price | $ / bbl	44.50
Average option strike price | $ / bbl	65
Derivative commodity contract, oil | bbl	622,000
Brent crude oil
Disclosure of fair value measurement of assets [line items]
Unrealised loss on derivatives			3
Realised loss on derivatives			4
Argentina | Gold, February 2020 to December 2020
Disclosure of fair value measurement of assets [line items]
Asian style zero-cost collars | oz		130,900
Option strike price | $ / oz		1,500
Average option strike price | $ / oz		1,701.34
Unrealised loss on derivatives			7
Realised loss on derivatives			1
Other equity securities FVTPL
Disclosure of fair value measurement of assets [line items]
Total Assets			19	21	20
Other equity securities FVTPL | Level 1
Disclosure of fair value measurement of assets [line items]
Total Assets			15	21	20
Other equity securities FVTPL | Level 2
Disclosure of fair value measurement of assets [line items]
Total Assets			4
Other equity securities FVOCI
Disclosure of fair value measurement of assets [line items]
Total Assets			132	82	62
Other equity securities FVOCI | Level 1
Disclosure of fair value measurement of assets [line items]
Total Assets			132	$ 82	$ 62
Gold and oil derivative contracts
Disclosure of fair value measurement of assets [line items]
Liabilities			10
Gold and oil derivative contracts | Level 2
Disclosure of fair value measurement of assets [line items]
Liabilities			$ 10